UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   April 18, 2023 to May 17, 2023

Commission File Number of issuing entity:  333-207340-03

Central Index Key Number of issuing entity:  0001713226

UBS Commercial Mortgage Trust 2017-C3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207340

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale, New York Branch
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4041060
38-4041061
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on May 31, 2023 (SEC Accession No. 0001888524-23-007542) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  The payment revisions were made to include a curtailment payment on the OKC Outlets Mortgage Loan (Loan Number 7 on Annex A-1 of the prospectus of the registrant relating to the issuing entity filed on August 31, 2017 pursuant to Rule 424(b)(2)), in the amount of $3,502,136.72, with an effective date of April 21, 2023.  This resulted in the payment revisions shown on the amended Monthly Distribution Report attached to this Form 10-D/A as Exhibit 99.1, including an additional principal distribution to the Class A-2 Certificateholders in the amount of $3,502,136.72, and claims against the Certificateholders of 13 other Classes, in an aggregate amount of $3,893.53, reflecting overpayments of interest amounts distributed to such classes on May 17, 2023.  The Certificate Administrator will make claims for the overpaid interest amounts from the other Classes and, once received, the additional principal payment is expected to be made to the Class A-2 Certificateholders on or prior to the next distribution date.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 17, 2023 a distribution was made to holders of the certificates issued by UBS Commercial Mortgage Trust 2017-C3.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the UBS Commercial Mortgage Trust 2017-C3 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 17, 2023

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	5.99%	0	N/A

During the distribution period from April 18, 2023 to May 17, 2023 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS Commercial Mortgage Trust 2017-C3 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2023. The CIK number of the Depositor is 0001532799.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York ("UBS AG"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2023. The CIK number of UBS AG is 0001685185.

Société Générale, New York Branch ("Société"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 8, 2023. The CIK number of Société is 0001238163.

KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 2, 2023. The CIK number of KeyBank is 0001089877.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2023. The CIK number of NREC is 0001542256.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2023. The CIK number of LMF is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 31, 2023 under Commission File No. 333-207340-03 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 31, 2023 under Commission File No. 333-207340-03 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for UBS Commercial Mortgage Trust 2017-C3, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	04/17/2023	$479,502.73
Current Distribution Date	05/17/2023	$97,914.16

REO Account Beginning and Ending Balance
Prior Distribution Date	04/17/2023	$0.00
Current Distribution Date	05/17/2023	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for UBS Commercial Mortgage Trust 2017-C3, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	04/17/2023	$5,082.95
Current Distribution Date	05/17/2023	$4,913.20

Interest Reserve Account Balance
Prior Distribution Date	04/17/2023	$0.00
Current Distribution Date	05/17/2023	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	04/17/2023	$0.00
Current Distribution Date	05/17/2023	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2017-C3, relating to the May 17, 2023 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 31, 2023 under Commission File No. 333-207340-03  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 31, 2023 under Commission File No. 333-207340-03  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Nicholas Galeone
Nicholas Galeone, President

Date: June 5, 2023

/s/ Andrew Lisa
Andrew Lisa, Director

Date: June 5, 2023